BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES - Changes in level 3 items (Details) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Opening balance	$ 8,373.8
Closing balance	8,244.7
Level 3
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Opening balance	18.6
Additions	40.6
Disposals	(9.4)
Losses recognized in OCI	(0.2)
Losses recognized in the consolidated statement of income	0.0
Closing balance	49.6
Other equities | Level 3
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Opening balance	9.2
Additions	0.0
Disposals	0.0
Losses recognized in OCI	(0.2)
Losses recognized in the consolidated statement of income	0.0
Closing balance	9.0
Promissory notes | Level 3
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Opening balance	6.8
Additions	2.9
Disposals	(6.8)
Losses recognized in OCI	0.0
Losses recognized in the consolidated statement of income	0.0
Closing balance	2.9
Available for sale factoring receivable | Level 3
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Opening balance	2.6
Additions	37.7
Disposals	(2.6)
Losses recognized in OCI	0.0
Losses recognized in the consolidated statement of income	0.0
Closing balance	$ 37.7